Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company Balance Sheets
	December 31, 2025	December 31, 2024
ASSETS
Current assets
Cash	9,293	118,057
Due from subsidiaries	9,864,000	9,819,000
Advance to suppliers	4,700,000	4,950,000
Non-current assets
Investment in subsidiaries	$21,304,966	$12,311,068
Total assets	$35,878,259	$27,198,125
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$612,390	$612,390

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A shares, 900,000,000 shares authorized; 85,406 shares issued and outstanding as of December 31, 2025; 22,540 shares issued and outstanding as of December 31, 2024	18,789	4,959
Class B shares, 100,000,000 shares authorized; 4,091 shares issued and outstanding as of December 31, 2025; 455 shares issued and outstanding as of December 31, 2024	900	100
Additional paid-in capital	27,837,444	18,641,264
Retained earnings	7,794,471	9,184,408
Accumulated other comprehensive (loss) gain	(385,736)	(1,244,996)
Total shareholders’ equity	35,265,869	26,585,735
Total liabilities and shareholders’ equity	$35,878,259	$27,198,125

Schedule of Parent Company Statements of Comprehensive Income
	For the Years Ended December 31,
	2025	2024	2023
EQUITY IN EARNINGS OF SUBSIDIARIES	$(1,070,673)	$(1,115,977)	$1,218,714
NET (LOSS) INCOME	(1,389,937)	(1,115,977)	1,218,714
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	859,260	(500,306)	(360,677)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$(530,677)	$(1,616,353)	$858,037

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended December 31,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(1,389,937)	$(1,115,977)	$1,218,714
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	1,070,673	(1,115,977)	1,218,714
Item not involving cash:
Provision for advance to suppliers	250,000	50,000	-
Changes in operating assets and liabilities:
Due from subsidiaries	(45,000)	(8,250,000)	(1,569,000)
Other current liabilities	-	(21,510)	20,510
Net cash used in operating activities	(114,264)	(8,335,596)	(1,716,329)

CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	-	-	201,354
Advance for potential warehouse investment	-	-	(1,000,000)
Long-term investment	(8,860,000)	-	(3,900,000)
Net cash used in investing activities	(8,860,000)	-	(4,698,646)

CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from registered direct offering	8,865,500	-	-
Proceeds from private placement	-	8,000,000	-
Proceeds from related party	-	2,081,165	-
Repayments to related party	-	(1,629,876)	-
Net cash provided in financing activities	8,865,500	8,451,289	-
EFFECT OF FOREIGN EXCHANGE	-	-	-
CHANGES IN CASH AND RESTRICTED CASH	(108,764)	115,693	(6,414,975)
CASH AND RESTRICTED CASH, beginning of year	118,057	2,364	6,417,339
CASH AND RESTRICTED CASH, end of year	$9,293	$118,057	2,364